ACQUIRED INTANGIBLE ASSETS, NET - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 113	703	3,503	4,043